CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $)	Total	Ordinary shares	Treasury stock	Additional paid-in capital	Statutory reserve fund	Accumulated other comprehensive income	Retained earnings (accumulated deficits)	Total Spreadtrum Communications, Inc shareholders' equity	Non- controlling Interests	Comprehensive income (loss)
Beginning Balance at Dec. 31, 2008	$ 121,416,840	$ 13,198		$ 201,612,851	$ 860,219	$ 2,669,564	$ (83,738,992)	$ 121,416,840
Beginning Balance (in shares) at Dec. 31, 2008		131,979,214
Issuance of ordinary shares upon exercise of options and vesting of restricted share units (in shares)		6,112,206
Issuance of ordinary shares upon exercise of options and vesting of restricted share units	2,752,803	611		2,752,192				2,752,803
Share-based compensation	9,698,739			9,698,739				9,698,739
Appropriation to statutory reserve funds (Note 19)					209,629		(209,629)
Foreign currency translation	19,136					19,136		19,136		19,136
Net income (loss)	(19,316,469)									(19,316,469)
Comprehensive Income (Loss)										(19,297,333)
Net income (loss)	(19,316,469)						(19,316,469)	(19,316,469)
Ending Balance at Dec. 31, 2009	114,571,049	13,809		214,063,782	1,069,848	2,688,700	(103,265,090)	114,571,049
Ending Balance (in shares) at Dec. 31, 2009		138,091,420
Issuance of ordinary shares upon exercise of options and vesting of restricted share units (in shares)		6,728,193
Issuance of ordinary shares upon exercise of options and vesting of restricted share units	4,576,031	673		4,575,358				4,576,031
Share-based compensation	10,285,561			10,285,561				10,285,561
Appropriation to statutory reserve funds (Note 19)					6,160,627		(6,160,627)
Foreign currency translation	1,956,139					1,956,139		1,956,139		1,956,139
Net income (loss)	67,194,438									67,194,438
Comprehensive Income (Loss)										69,150,577
Net income (loss)	67,194,438						67,194,438	67,194,438
Ending Balance at Dec. 31, 2010	198,583,218	14,482		228,924,701	7,230,475	4,644,839	(42,231,279)	198,583,218
Ending Balance (in shares) at Dec. 31, 2010		144,819,613
Issuance of ordinary shares upon exercise of options and vesting of restricted share units (in shares)		4,607,643
Issuance of ordinary shares upon exercise of options and vesting of restricted share units	2,545,871	461		2,545,410				2,545,871
Repurchase of ordinary shares (in shares)(Note 17)		(8,444,997)
Repurchase of ordinary shares (Note 17)	(40,106,332)		(40,106,332)					(40,106,332)
Acquisition of MobilePeak (Note 3(a))	1,300,000			1,300,000				1,300,000
Non-controlling interests arising as a result of acquisition of MobilePeak (Note 3(a))	2,692,000								2,692,000
Acquisition of non-controlling interests in MobilePeak after control is obtained (Note 3(a))	(97,486)			97,398				97,398	(194,884)
Share-based compensation	16,393,014			16,393,014				16,393,014
Appropriation to statutory reserve funds (Note 19)					5,523,874		(5,523,874)
Cash dividend declared (Note 14(c))	(9,476,246)						(9,476,246)	(9,476,246)
Foreign currency translation	7,121,025					7,121,025		7,121,025		7,121,025
Net income (loss)	134,454,976									134,022,693
Comprehensive Income (Loss)										141,143,718
Net income (loss)	134,022,693						134,454,976	134,454,976	(432,283)
Ending Balance at Dec. 31, 2011	$ 312,977,757	$ 14,943	$ (40,106,332)	$ 249,260,523	$ 12,754,349	$ 11,765,864	$ 77,223,577	$ 310,912,924	$ 2,064,833
Ending Balance (in shares) at Dec. 31, 2011		140,982,259